Equity and Remuneration to Shareholders - Schedule of Interest on Equity Declared (Details) - Chief Executive Officer [Member] - BRL (R$) R$ in Millions					12 Months Ended
	Dec. 14, 2023	Sep. 20, 2023	Jun. 20, 2023	Mar. 22, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 1,323	R$ 418	R$ 427	R$ 424	R$ 2,592
Income tax withheld	R$ (123)	R$ (39)	R$ (40)	R$ (40)	R$ (242)